Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2023
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements
Summarized Financial Information

(millions of Canadian dollars)		As at

	December 31 2022	September 30 2022
Total assets	$746,630	$797,759
Total liabilities	697,094	746,596

(millions of Canadian dollars)	For the three months ended

	December 31 2022	December 31 2021
Total net revenues	$7,465	$5,933
Total net Income available to common stockholders	2,472	1,827
Total other comprehensive income (loss)	721	(2,976)
Total comprehensive income (loss)	3,193	(1,149)